INCOME TAXES (Schedule of Loss before Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Domestic (Israel)	$ 34,096	$ 34,619	$ 30,010
Foreign	(460)	(416)	(312)
Loss before taxes on income	$ (33,636)	$ (34,203)	$ (29,698)